NOTE 8 - INCOME TAXES: Schedule of Current Income Tax (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Current Income Tax
	March 2023	March 2022
Federal statutory income tax rate	$162,163	$(8,566)
State income taxes, net of federal benefit	-	-
Permanent items	-	-
Change in valuation allowance	(162,163)	8,566
	$-	$-

December 31, 2022
Schedule of Current Income Tax
	2022	2021
Federal statutory income tax rate	$275,274	$416,225
State income taxes, net of federal benefit	-	-
Permanent items	-	-
Change in valuation allowance	(275,274)	(416,225)
	$-	$-